Summary of Related Party Receivables Outstanding (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Related Party Transaction [Line Items]
Related party receivables outstanding	¥ 1,645	$ 254	¥ 0
Hunan Mango Autohome Automobile Sales Co Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables outstanding	¥ 1,645	$ 254	¥ 0